TAXES ON INCOME - Disclosure of detailed information about reconciliation of tax expense and accounting profit (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Loss before income tax	$ (11,658)	$ (12,794)	$ (9,457)
Statutory tax rate in Canada	(3,089)	(3,390)	(2,506)
Increase (decrease) in income tax due to:
Non-deductible expenses (non-taxable income), net for tax purposes	1,699	(223)	(122)
Effect of different tax rates of subsidiaries	(113)	232	169
Adjustments in respect of current income tax of previous years	71	(708)	195
Recognition of tax benefits in respect of losses incurred in previous years	317	1,078	1,565
Unrecognized tax benefit in respect of losses incurred for the year	640	1,059	1,432
Other adjustments	567	929	38
Income tax expense (benefit)	$ 92	$ (1,023)	$ 771